Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Current assets:
Cash and cash equivalents	$ 70.5	$ 70.5
Receivables, net	71.4	65.4
Inventories	404.1	300.1
Prepaid income taxes	12.2	5.2
Prepaid expenses and other current assets	74.9	77.0
Deferred income taxes	124.5	145.6
Total current assets	757.6	663.8
Land, buildings and equipment, net	3,951.3	3,622.0
Goodwill	538.6	517.1
Trademarks	464.9	454.0
Other assets	231.8	209.7
Total assets	5,944.2	5,466.6
Current liabilities:
Accounts payable	260.7	251.3
Short-term debt	262.7	185.5
Accrued payroll	154.3	167.1
Accrued income taxes	0	9.3
Other accrued taxes	60.4	64.3
Unearned revenues	231.7	200.0
Current portion of long-term debt	349.9	0
Other current liabilities	454.4	409.3
Total current liabilities	1,774.1	1,286.8
Long-term debt, less current portion	1,453.7	1,407.3
Deferred income taxes	312.9	345.4
Deferred rent	204.4	186.2
Obligations under capital leases, net of current installments	54.4	56.0
Other liabilities	302.7	248.7
Total liabilities	4,102.2	3,530.4
Stockholders' equity:
Common stock and surplus, no par value. Authorized 500.0 shares; issued 289.0 and 287.2 shares, respectively; outstanding 129.0 and 134.6 shares, respectively	2,518.8	2,408.8
Preferred stock, no par value. Authorized 25.0 shares; none issued and outstanding	0	0
Retained earnings	3,172.8	2,921.9
Treasury stock, 160.0 and 152.6 shares, at cost, respectively	(3,695.8)	(3,325.3)
Accumulated other comprehensive income (loss)	(146.6)	(59.8)
Unearned compensation	(7.2)	(9.4)
Total stockholders' equity	1,842.0	1,936.2
Total liabilities and stockholders' equity	$ 5,944.2	$ 5,466.6